ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS AND LIABILITIES IN FORREIGN CURRENCY [Abstract]
Balances of Assets and Liabilities in Foreign Currency
The balances in foreign currency as of December 31, 2021 and 2020 are detailed below:

	2021					2020
	Foreign currency and amount (in thousands)		Exchange rate		Amount in local currency	Foreign currency and amount (in thousands)		Amount in local currency
CURRENT ASSETS

Cash and cash equivalents	US$	1,512	102.520	(1)	155,010	US$	45,454	5,759,726

Other financial assets at amortized cost	US$	-	102.520	(1)	-		182	23,062

Other financial assets at fair value through profit or loss	US$	65,522	102.520	(1)	6,717,315		25,263	3,201,152

Trade receivables	US$	66,395	102.520	(1)	6,806,815	US$	23,262	2,947,656

Other receivables	US$	-	102.520	(1)	-	US$	2,214	280,548

Total current assets	US$	133,429			13,679,140	US$	96,375	12,212,144

NON CURRENT ASSETS

Other financial assets at amortized cost	US$	218,917	102.520	(1)	22,443,338	US$	163,858	20,763,406

Total non current assets	US$	218,917			22,443,338	US$	163,858	20,763,406

TOTAL ASSETS	US$	352,346			36,122,478	US$	260,233	32,975,550

CURRENT LIABILITIES

Trade payables	US$	37,807	102.720	(2)	3,883,535	US$	21,730	2,760,089

Loans	US$	11,493	102.720	(2)	1,180,605	US$	11,132	1,413,970

Total current liabilities	US$	49,300			5,064,140	US$	32,862	4,174,059

NON CURRENT LIABILITIES

Loans	US$	500,377	102.720	(2)	51,398,757	US$	510,192	64,803,255

Total non current liabilities	US$	500,377			51,398,757	US$	510,192	64,803,255

TOTAL LIABILITIES	US$	549,677			56,462,897	US$	543,054	68,977,314

(1)	Buy exchange rate at the end of fiscal year
(2)	Sell exchange rate at the end of fiscal year